Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Inventories [abstract]
Write down on inventories	$ 18.5	$ 10.1
Reversed write downs of inventories	4.4	5.0
Cost of sales	$ 3,543.2	$ 3,050.8